Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 02, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Consideration Transferred [Abstract]
Cash consideration, net of cash acquired		$ 291,227	$ 0	$ 149,532
Contingent consideration		22,753	20,650
Preliminary Allocation:
Goodwill		$ 2,700,658	$ 2,425,418	$ 2,475,732
Parse Biosciences, Inc.
Business Combination, Consideration Transferred [Abstract]
Cash consideration, net of cash acquired	$ 229,147
Contingent consideration	13,400
Business Combination, Consideration Transferred	242,547
Preliminary Allocation:
Cash	4,552
Accounts receivable	3,540
Inventories	6,057
Prepaid expenses and other current assets	2,011
Accounts payable	(947)
Accruals and other current liabilities	(6,900)
Other long-term liabilities	(11,303)
Fixed and other long-term assets	16,124
Goodwill	139,828
Deferred tax asset	14,375
Deferred tax liability on fair value of identifiable intangible assets acquired	(25,809)
Net	242,547
Parse Biosciences, Inc. | Developed technology
Preliminary Allocation:
Intangible assets acquired	60,700
Parse Biosciences, Inc. | Trade name
Preliminary Allocation:
Intangible assets acquired	2,200
Parse Biosciences, Inc. | Customer base
Preliminary Allocation:
Intangible assets acquired	38,100
Parse Biosciences, Inc. | Goodwill
Preliminary Allocation:
Intangible assets acquired	$ 19